Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	6 Months Ended
		Mar. 22, 2024 shares	Oct. 10, 2023 CNY (¥)	Mar. 02, 2023 CNY (¥)	Dec. 29, 2021 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Aug. 25, 2023 USD ($)	Aug. 17, 2021 CNY (¥)
Prepaid Expenses and Other Current Assets [Line Items]
Invetsment	[1]					¥ 30,000	$ 4,128	¥ 30,000
Shares units (in Dollars) | $									$ 1,300
Loan receivable						¥ 2,989
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interest purchased					¥ 30,000
Hangzhou Doujin Information Technology [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Working capital				¥ 15,000
Zhejiang Mengxiang Zhixing Cultural Technology [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Working capital			¥ 1,200
Loan Payable [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Loan term						1 year
Loan Payable [Member] | Zhejiang Mengxiang Zhixing Cultural Technology [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Loan term			1 year
Loan Payable [Member] | Hangzhou Doujin Information Technology [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Loan term				1 year
Interest rate				0.02%
Loan Payable [Member] | Zhejiang Mengxiang Zhixing Cultural Technology [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Interest rate			0.02%
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Invetsment										¥ 30,000
Equity interest, percentage										12.00%
Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Pledged ownership ordinary shares (in Shares) | shares		2,969,114

[1]	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance, subsequently.